TRADE ACCOUNTS PAYABLE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
TRADE ACCOUNTS PAYABLE
Sundry suppliers (Opex, Capex, Services e Material)	R$ 6,243,614	R$ 5,741,208
Related parties (Note 29)	442,747	489,339
Amounts payable (operators, cobilling)	217,000	199,562
Interconnection / interlink	229,041	182,895
Total	R$ 7,132,402	R$ 6,613,004